VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.3%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 3,265	$ 1,811
1.875%, 11/15/51	930	605
2.875%, 5/15/52	775	635
4.000%, 11/15/52	5,220	5,313
Total U.S. Government Securities (Identified Cost $10,112)		8,364

Municipal Bonds—2.2%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	694
Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	300	282
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	760
New York—0.5%
Metropolitan Transportation Authority Bidding Group Series A 5.000%, 11/15/45	430	464
Total Municipal Bonds (Identified Cost $2,265)		2,200

Foreign Government Securities—26.4%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	845	659
144A 8.500%, 1/31/47(1)	715	456
	Par Value	Value

Foreign Government Securities—continued
144A 8.875%, 5/29/50(1)	$ 550	$ 352
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(2)(3)	1,380	135
China Government International Bond RegS 3.250%, 10/19/23(3)	525	519
Dominican Republic
144A 4.875%, 9/23/32(1)	1,565	1,308
144A 6.850%, 1/27/45(1)	615	547
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,265	1,151
Export-Import Bank Korea 5.125%, 1/11/33	600	613
Federative Republic of Brazil 4.750%, 1/14/50	365	262
Finance Department Government of Sharjah 144A 6.500%, 11/23/32(1)	300	302
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	585	592
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(1)	630	277
Kingdom of Jordan 144A 5.750%, 1/31/27(1)	1,285	1,245
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	152
144A 5.500%, 12/11/42(1)	590	484
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Mongolia Government International Bond 144A 3.500%, 7/7/27(1)	$ 775	$ 643
Oman Government International Bond 144A 7.375%, 10/28/32(1)	595	648
Republic of Angola 144A 8.250%, 5/9/28(1)	1,105	1,021
Republic of Argentina 3.500%, 7/9/41(4)	1,570	493
Republic of Colombia
3.250%, 4/22/32	690	488
4.125%, 5/15/51	270	157
Republic of Ecuador
144A 0.000%, 7/31/30(1)	—(5)	—(5)
144A 2.500%, 7/31/35(1)(4)	—(5)	—(5)
Republic of Guatemala
144A 5.250%, 8/10/29(1)	315	302
144A 3.700%, 10/7/33(1)	830	680
Republic of Indonesia
2.850%, 2/14/30	1,540	1,357
144A 4.350%, 1/8/27(1)	525	511
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	385	364
144A 6.125%, 6/15/33(1)	435	374
Republic of Kenya 144A 8.000%, 5/22/32(1)	510	435
Republic of Panama
3.298%, 1/19/33	615	498
3.870%, 7/23/60	850	541
Republic of Philippines 3.700%, 3/1/41	960	771
Republic of Serbia 144A 6.500%, 9/26/33(1)	300	292
Republic of South Africa
5.875%, 4/20/32	745	662
5.650%, 9/27/47	360	262
Republic of Turkey
7.625%, 4/26/29	1,175	1,077
	Par Value	Value

Foreign Government Securities—continued
4.875%, 4/16/43	$ 935	$ 590
Saudi Government International Bond
144A 3.625%, 3/4/28(1)	900	849
144A 5.500%, 10/25/32(1)	430	447
144A 4.875%, 7/18/33(1)	445	438
144A 4.500%, 10/26/46(1)	780	670
State of Israel 2.750%, 7/3/30	480	424
State of Qatar
144A 3.750%, 4/16/30(1)	450	427
144A 4.400%, 4/16/50(1)	365	328
United Mexican States
2.659%, 5/24/31	310	250
6.350%, 2/9/35	300	308
4.500%, 1/31/50	1,430	1,122
Total Foreign Government Securities (Identified Cost $32,422)		26,483

Mortgage-Backed Securities—9.0%
Agency—0.5%
Federal National Mortgage Association Pool #MA4785 5.000%, 10/1/52	487	478
Non-Agency—8.5%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	475	414
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	770	753
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(4)	$ 90	$ 83
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	515	424
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	343	307
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	91	76
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	230	199
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	374	360
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	570	502
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	41	37
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	343	273
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	475	425
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	796	661
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.783%, 10/25/29(1)(4)	163	139
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(1)(4)	340	280
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	208
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	$ 178	$ 161
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	514	479
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	50	48
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	150	140
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(1)(4)	341	318
Progress Residential Trust 2021-SFR6, C 144A 1.855%, 7/17/38(1)	190	165
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	83	71
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	52	42
Towd Point Mortgage Trust
2016-4, B1 144A 3.913%, 7/25/56(1)(4)	260	238
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	265	250
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	215	186
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	150	133
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	500	481
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	256	235
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	$ 179	$ 164
Verus Securitization Trust 2022-4, A1 144A 4.474%, 4/25/67(1)(4)	326	309
		8,561

Total Mortgage-Backed Securities (Identified Cost $9,982)		9,039

Asset-Backed Securities—12.6%
Automobiles—5.8%
ACC Trust 2022-1, C 144A 3.240%, 10/20/25(1)	545	525
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	340	339
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(1)	390	389
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	480	447
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	450	444
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(1)	104	103
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(1)	400	395
2020-3A, D 144A 2.270%, 5/15/26(1)	480	467
2020-3A, E 144A 4.310%, 7/15/27(1)	550	527
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	470	415
	Par Value	Value

Automobiles—continued
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	$ 1,022	$ 983
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	320	305
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	438	439
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	23	23
		5,801

Credit Card—1.0%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	480	442
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	605	592
		1,034

Other—5.8%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	71	69
2020-AA, D 144A 7.150%, 7/17/46(1)	400	336
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	468	406
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	112	105
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	385	384
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	$ 480	$ 450
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	348	317
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	480	410
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	480	459
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	251	250
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	580	544
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	517	487
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	298	274
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	316	271
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	585	552
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	535	443
		5,757

Total Asset-Backed Securities (Identified Cost $13,245)		12,592

Corporate Bonds and Notes—69.5%
Communication Services—4.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	185	129
	Par Value	Value

Communication Services—continued
Altice France S.A.
144A 5.125%, 7/15/29(1)	$ 265	$ 205
144A 5.500%, 10/15/29(1)	185	145
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	295	198
CT Trust 144A 5.125%, 2/3/32(1)	550	432
DISH DBS Corp. 7.750%, 7/1/26	170	132
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	325	294
Grupo Televisa SAB 4.625%, 1/30/26	525	508
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	365	234
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	310	265
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	250	167
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	175	163
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	275	108
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	725	584
Telesat Canada 144A 6.500%, 10/15/27(1)	180	54
T-Mobile USA, Inc. 5.050%, 7/15/33	236	227
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	370	304
		4,149

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—3.7%
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(1)	$ 570	$ 438
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	45	33
144A 7.125%, 7/15/29(1)	305	189
Brunswick Corp. 2.400%, 8/18/31	261	192
Caesars Entertainment, Inc. 144A 7.000%, 2/15/30(1)	5	5
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	215	173
Clarios Global LP 144A 8.500%, 5/15/27(1)	245	244
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	270	213
eG Global Finance plc 144A 8.500%, 10/30/25(1)	300	270
Ford Motor Co. 3.250%, 2/12/32	120	91
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	202
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	180	164
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	390	302
MDC Holdings, Inc. 3.966%, 8/6/61	245	141
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	155	126
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	300	289
Nordstrom, Inc. 4.250%, 8/1/31	300	219
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	290	213
	Par Value	Value

Consumer Discretionary—continued
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	$ 12	$ 13
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	255	217
		3,734

Consumer Staples—1.8%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	195	194
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	455	415
BAT Capital Corp. 7.750%, 10/19/32	525	564
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	295	270
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	345	312
		1,755

Energy—18.6%
Aker BP ASA 144A 2.000%, 7/15/26(1)	590	523
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	460	458
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	270	253
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	255	248
BP Capital Markets plc 4.875% (6)	375	344
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	95	94
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	$ 382	$ 396
CrownRock LP 144A 5.625%, 10/15/25(1)	255	246
Ecopetrol S.A.
4.625%, 11/2/31	695	513
8.875%, 1/13/33	585	572
Enbridge, Inc. 7.625%, 1/15/83	345	351
Energy Transfer LP Series H 6.500% (6)	355	327
Fermaca Enterprises S de RL de C.V. 144A 6.375%, 3/30/38(1)	1,099	1,055
Genesis Energy LP 8.875%, 4/15/30	80	80
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	235	233
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	290	262
144A 6.000%, 2/1/31(1)	200	179
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	191
KazMunayGas National Co. JSC
144A 4.750%, 4/19/27(1)	315	288
144A 5.750%, 4/19/47(1)	640	511
144A 6.375%, 10/24/48(1)	200	168
Kinder Morgan, Inc. 7.750%, 1/15/32	380	424
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	270	259
Mesquite Energy Escrow, Inc. 144A 7.250%, 2/15/24(1)(7)	135	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	195	186
	Par Value	Value

Energy—continued
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	$ 255	$ 240
Occidental Petroleum Corp. 6.125%, 1/1/31	405	408
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	154	—
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	210	192
Pertamina Persero PT
144A 2.300%, 2/9/31(1)	1,075	860
RegS 6.450%, 5/30/44(3)	815	823
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(8)	1,820	82
Petroleos Mexicanos
6.500%, 3/13/27	930	842
5.950%, 1/28/31	825	629
6.700%, 2/16/32	935	740
6.500%, 6/2/41	350	234
7.690%, 1/23/50	595	418
6.375%, 1/23/45	1,700	1,065
6.350%, 2/12/48	520	321
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	555	506
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	760	613
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	950	779
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	625	643
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	250	229
Transocean, Inc.
144A 11.500%, 1/30/27(1)	9	9
144A 8.750%, 2/15/30(1)	225	229
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
USA Compression Partners LP 6.875%, 4/1/26	$ 205	$ 196
Var Energi ASA 144A 7.500%, 1/15/28(1)	200	206
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	245	211
		18,637

Financials—16.9%
Acrisure LLC 144A 7.000%, 11/15/25(1)	580	542
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	160	145
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	594
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	555	532
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	990	913
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	200	181
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	780	668
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(1)	510	494
Banco Santander Chile 144A 3.177%, 10/26/31(1)	150	127
Bancolombia S.A. 4.625%, 12/18/29	300	270
Bank of America Corp.
5.015%, 7/22/33	295	284
2.482%, 9/21/36	395	296
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	590	614
	Par Value	Value

Financials—continued
Barclays plc 7.437%, 11/2/33	$ 420	$ 453
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	700	628
Blackstone Private Credit Fund 2.625%, 12/15/26	200	170
Brighthouse Financial, Inc. 5.625%, 5/15/30	452	444
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	160	138
Brookfield Finance, Inc. 2.724%, 4/15/31	460	375
Charles Schwab Corp. (The) Series H 4.000% (6)	490	414
Citadel LP 144A 4.875%, 1/15/27(1)	415	402
Citigroup, Inc. 6.270%, 11/17/33	270	283
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	175	111
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	337	333
Credit Suisse Group AG 144A 9.016%, 11/15/33(1)	250	263
Discover Financial Services 6.700%, 11/29/32	261	270
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	49	48
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	585	533
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	175	144
6.450%, 5/1/36	135	140
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	$ 920	$ 827
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	400	334
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(4)	324	240
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(1)	750	736
MetLife, Inc. Series G 3.850% (6)	220	207
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	370	319
Morgan Stanley
6.342%, 10/18/33	355	374
5.948%, 1/19/38	174	170
OWL Rock Core Income Corp. 4.700%, 2/8/27	259	236
Prudential Financial, Inc.
5.625%, 6/15/43	420	418
6.000%, 9/1/52	47	45
6.750%, 3/1/53	220	221
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	627
State Street Corp. 4.821%, 1/26/34	300	289
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	454
Wells Fargo & Co. Series BB 3.900% (6)	730	653
		16,959

Health Care—3.2%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	58	58
	Par Value	Value

Health Care—continued
Akumin, Inc. 144A 7.000%, 11/1/25(1)	$ 235	$ 187
Amgen, Inc.
5.250%, 3/2/33	140	139
5.650%, 3/2/53	82	81
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	25	17
144A 11.000%, 9/30/28(1)	105	82
144A 14.000%, 10/15/30(1)	20	13
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	270	235
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	370	327
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	270	185
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	335	285
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	305	312
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	60	14
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	84	83
144A 10.000%, 4/15/27(1)	125	127
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	220	151
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	425	370
5.125%, 5/9/29	280	248
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32	$ 400	$ 311
		3,225

Industrials—5.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	358	347
Alfa SAB de C.V. 144A 5.250%, 3/25/24(1)	910	899
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	536	499
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	154
Boeing Co. (The)
3.750%, 2/1/50	315	222
5.930%, 5/1/60	160	149
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	394	324
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	5	5
144A 9.500%, 1/1/31(1)	200	209
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	481	396
Deluxe Corp. 144A 8.000%, 6/1/29(1)	130	109
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	265	230
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	440	362
Icahn Enterprises LP 6.250%, 5/15/26	235	228
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	315	309
	Par Value	Value

Industrials—continued
OT Merger Corp. 144A 7.875%, 10/15/29(1)	$ 85	$ 51
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	371	365
Sempra Global 144A 3.250%, 1/15/32(1)	405	329
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	105	105
		5,292

Information Technology—4.3%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	195	173
144A 4.000%, 7/1/29(1)	220	193
Broadcom, Inc. 4.150%, 11/15/30	446	402
CDW LLC 3.569%, 12/1/31	423	349
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	35	32
144A 6.500%, 10/15/28(1)	55	48
Dell International LLC 8.100%, 7/15/36	303	339
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	332	302
HP, Inc. 5.500%, 1/15/33	400	378
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	162
Kyndryl Holdings, Inc. 3.150%, 10/15/31	370	276
Leidos, Inc. 2.300%, 2/15/31	475	370
Micron Technology, Inc. 6.750%, 11/1/29	155	160
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	175	166
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Oracle Corp.
6.150%, 11/9/29	$ 180	$ 186
3.850%, 4/1/60	185	123
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	585	432
Viasat, Inc. 144A 5.625%, 9/15/25(1)	275	255
		4,346

Materials—5.3%
ArcelorMittal S.A. 6.800%, 11/29/32	375	380
Avient Corp. 144A 7.125%, 8/1/30(1)	50	50
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	370	338
Celanese U.S. Holdings LLC 5.900%, 7/5/24	140	140
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	295	298
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	460	376
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	245	189
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	260	237
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	60	60
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	405	385
OCP S.A.
144A 5.625%, 4/25/24(1)	1,500	1,480
144A 3.750%, 6/23/31(1)	200	161
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	230	208
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 550	$ 552
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	185	183
144A 6.625%, 11/1/25(1)	240	221
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	87	70
		5,328

Real Estate—3.0%
EPR Properties
4.750%, 12/15/26	260	238
3.600%, 11/15/31	95	72
GLP Capital LP
5.750%, 6/1/28	96	94
3.250%, 1/15/32	47	37
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	450	392
Kite Realty Group Trust 4.750%, 9/15/30	495	443
Office Properties Income Trust 4.500%, 2/1/25	690	635
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	285	219
Service Properties Trust 4.500%, 3/15/25	700	652
VICI Properties LP
4.950%, 2/15/30	110	103
5.125%, 5/15/32	110	102
144A 4.625%, 6/15/25(1)	70	67
		3,054

Utilities—3.3%
CMS Energy Corp. 4.750%, 6/1/50	460	412
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	433
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	$ 640	$ 629
Ferrellgas LP
144A 5.375%, 4/1/26(1)	90	81
144A 5.875%, 4/1/29(1)	90	73
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	950	899
Southern Co. (The) Series 21-A 3.750%, 9/15/51	490	417
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	240	209
Vistra Corp. 144A 8.000% (1)(6)	125	120
		3,273

Total Corporate Bonds and Notes (Identified Cost $78,710)		69,752

Leveraged Loans—12.5%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 8.369%, 8/11/28(4)	50	50
Amentum Government Services Holdings LLC Tranche 3 (6 month Term SOFR + 4.000%) 7.558% - 8.764%, 2/15/29(4)	129	128
Brown Group Holding LLC (1 month LIBOR + 2.500%) 7.135%, 6/7/28(4)	163	162
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(4)	$ 221	$ 229
		569

Consumer Non-Durables—0.5%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 9.920%, 12/8/28(4)	176	169
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.635%, 6/30/24(4)	167	163
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 8.730%, 8/12/24(4)	226	178
		510

Energy—1.0%
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.230%, 6/17/27(4)	172	171
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.592%, 10/18/28(4)	157	157
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 7.932% - 8.063%, 10/5/28(4)	280	278
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC 2023, Tranche B (1 month Term SOFR + 3.850%) 8.450%, 2/16/28(4)	$ 450	$ 446
		1,052

Financials—0.3%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 7.885%, 7/31/27(4)	136	127
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(4)	153	150
		277

Food / Tobacco—1.1%
Del Monte Foods, Inc. (3 month LIBOR + 3.500%) 0.000%, 5/16/29(4)(9)	145	142
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.322%, 5/23/25(4)	367	327
Naked Juice LLC (3 month Term SOFR + 3.250%) 7.930%, 1/24/29(4)	235	213
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.011%, 7/12/29(4)	120	119
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 8.135%, 9/23/27(4)	150	146
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.230%, 3/31/28(4)	142	131
		1,078

	Par Value	Value

Forest Prod / Containers—0.2%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 7.480% - 7.562%, 12/7/23(4)	$ 83	$ 59
TricorBraun, Inc. (1 month LIBOR + 3.250%) 7.885%, 3/3/28(4)	137	134
		193

Gaming / Leisure—0.7%
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.635%, 6/30/25(4)	73	72
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.232%, 5/1/28(4)	183	183
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.814%, 1/5/29(4)	337	335
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(4)	169	168
		758

Health Care—1.8%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 7.885%, 9/29/28(4)	174	173
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.730%, 10/1/27(4)	149	143
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 8.980%, 8/19/28(4)	114	112
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(4)	$ 167	$ 159
Medline Borrower LP (1 month LIBOR + 3.250%) 7.885%, 10/23/28(4)	305	294
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 8.135%, 2/14/25(4)	102	98
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 7.885%, 3/5/26(4)	321	314
Sotera Health Holdings LLC (3 month LIBOR + 5.500%) 0.000%, 12/11/26(4)(9)	65	63
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.480%, 10/1/26(4)	142	138
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.092%, 11/20/26(4)	188	153
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.385%, 7/2/25(4)	180	168
		1,815

Information Technology—1.7%
Applied Systems, Inc. Second Lien (3 month Term SOFR + 6.750%) 11.330%, 9/17/27(4)	247	248
	Par Value	Value

Information Technology—continued
CDK Global, Inc. (3 month Term SOFR + 4.500%) 9.080%, 7/6/29(4)	$ 70	$ 70
ConnectWise LLC (1 month LIBOR + 3.500%) 8.135%, 9/29/28(4)	84	79
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 7.885%, 7/30/27(4)	165	162
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 6/13/24(4)(9)	230	216
Open Text Corp. (3 month LIBOR + 3.500%) 0.000%, 8/27/29(4)(9)	145	145
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 7.885%, 3/10/28(4)	195	189
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.635%, 4/24/28(4)	147	142
Sophia LP Tranche B (1 month LIBOR + 3.500%) 8.230%, 10/7/27(4)	175	172
Uber Technologies, Inc. 2023 (3 month LIBOR + 3.500%) 0.000%, 2/28/30(4)(9)	80	80
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.032%, 5/3/27(4)	10	10
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(4)	$ 164	$ 160
		1,673

Manufacturing—0.6%
Chart Industries, Inc. Tranche B (3 month LIBOR + 7.500%) 0.000%, 12/7/29(4)(9)	145	145
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 8.135%, 10/21/28(4)	221	218
Roper Industrial Products Investment Co. (4 month Term SOFR + 4.500%) 8.927%, 11/30/29(4)	195	192
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.303%, 2/23/29(4)	40	39
		594

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.635%, 8/2/27(4)	188	182
Media / Telecom - Diversified Media—0.7%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.390% - 6.580%, 3/31/25(4)	189	185
	Par Value	Value

Media / Telecom - Diversified Media—continued
Creative Artists Agency LLC 2023 (3 month LIBOR + 5.500%) 0.000%, 11/16/28(4)(9)	$ 30	$ 30
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 9.985%, 7/28/28(4)	171	164
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.735%, 4/11/29(4)	175	161
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.390%, 5/18/25(4)	163	162
		702

Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 8.782%, 7/31/26(4)	185	182
Retail—1.0%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.125%, 11/8/27(4)	162	158
EG America LLC 8.730%, 2/5/25(4)	305	284
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.385%, 3/6/28(4)	200	197
PetsMart LLC (1 month Term SOFR + 3.850%) 8.468%, 2/11/28(4)	127	127
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Retail—continued
Sally Holdings LLC Tranche B (3 month LIBOR + 5.500%) 0.000%, 2/28/30(4)(9)	$ 205	$ 205
		971

Service—1.0%
Ascend Learning LLC (3 month LIBOR + 3.500%) 0.000%, 12/11/28(4)(9)	155	145
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.867%, 2/6/26(4)	234	233
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(4)	167	162
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 8.850%, 10/30/26(4)	65	65
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.140%, 1/29/26(4)	78	78
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.385%, 2/1/28(4)	148	147
PODS LLC (1 month Term SOFR + 3.000%) 7.618%, 3/31/28(4)	162	158
		988

Transportation - Automotive—0.5%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.160%, 12/13/29(4)	240	239
	Par Value	Value

Transportation - Automotive—continued
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 7.885%, 4/30/26(4)	$ 169	$ 168
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.575%, 10/28/27(4)	138	128
		535

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.385%, 8/1/25(4)	161	160
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.732%, 2/23/29(4)	103	102
Tranche C (1 month Term SOFR + 5.000%) 9.732%, 2/23/29(4)	13	13
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.368%, 1/29/27(4)	166	141
Tranche C (1 month Term SOFR + 5.750%) 10.368%, 1/29/27(4)	9	8
		424

Total Leveraged Loans (Identified Cost $12,733)		12,503
	Shares
Preferred Stocks—2.8%
Financials—2.0%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	275(10)	253
MetLife, Inc. Series D, 5.875%	313(10)	301
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	315(10)	$ 301
Zions Bancorp NA, 6.950%	47,150	1,204
		2,059

Industrials—0.8%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(4)	788(10)	787
Total Preferred Stocks (Identified Cost $2,850)		2,846

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(7)(11)	29,850	22
NMG Parent LLC(7)(11)	618	83
		105

Total Common Stocks (Identified Cost $215)		105

Total Long-Term Investments—143.4% (Identified Cost $162,534)		143,884

	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(12)	2,045,015	$ 2,045
Total Short-Term Investment (Identified Cost $2,045)		2,045

TOTAL INVESTMENTS—145.4% (Identified Cost $164,579)		$145,929(13)
Other assets and liabilities, net—(45.4)%		(45,558)
NET ASSETS—100.0%		$100,371
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $74,996 or 74.7% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Amount is less than $500.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after February 28, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	All or a portion of securities is segregated as collateral for borrowings.
Country Weightings†
United States	58%
Mexico	7
Indonesia	3
Canada	3
Saudi Arabia	2
Netherlands	2
Morocco	2
Other	23
Total	100%
†%of total investments as of February 28, 2023.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$12,592	$—	$12,592	$—
Corporate Bonds and Notes	69,752	—	69,751	1
Foreign Government Securities	26,483	—	26,483	—
Leveraged Loans	12,503	—	12,503	—
Mortgage-Backed Securities	9,039	—	9,039	—
Municipal Bonds	2,200	—	2,200	—
U.S. Government Securities	8,364	—	8,364	—
Equity Securities:
Preferred Stocks	2,846	1,204	1,642	—
Common Stocks	105	—	—	105
Money Market Mutual Fund	2,045	2,045	—	—
Total Investments	$145,929	$3,249	$142,574	$106
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 28, 2023.
(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.